Goodwill and Inatangible Assets (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 09, 2023	Feb. 28, 2022	Dec. 31, 2023
Goodwill and Inatangible Assets [Line Items]
Acquisition amount	$ 1,991
Impairment loss			$ 508
Gix internet [Member]
Goodwill and Inatangible Assets [Line Items]
Interest gain percentage		38.03%
Intangible assets		$ 17,705
Goodwill		$ 6,602